Note 9 - Long-term Investments - Long-term Investments (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Jul. 31, 2013 USD ($)	Jul. 31, 2013 TWD
Sigurd Cayman [Member]
Cost method
Cost Method Investments	$ 2,365,000	$ 2,365,000
X-FAB [Member]
Cost method
Cost Method Investments		4,968,000	€ 4,982,000
PVEF [Member]
Cost method
Cost Method Investments	44,000	49,000
GEM [Member]
Cost method
Cost Method Investments		78,000
EMC [Member]
Cost method
Cost Method Investments	1,844,000	1,844,000
Verticil [Member]
Cost method
Cost Method Investments				$ 250,000	TWD 7,500,000
Total Cost Method Investments [Member]
Cost method
Cost Method Investments	4,253,000	9,304,000
Etrend [Member]
Cost method
Available For Sale - Noncurrent
Total Long Term Investments [Member]
Cost method
Available For Sale - Noncurrent	$ 4,253,000	$ 9,304,000